Share Based Compensation- Additional Information (Detail) - USD ($)		3 Months Ended		12 Months Ended
	Mar. 25, 2022	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020	Jan. 31, 2022	May 31, 2020
Schedule of Compensation Cost for Share Based Payment Arrangements Allocation of Share Based Compensation Costs by Plan [Line Items]
Income tax benefit associated with share based compensation				$ 0	$ 0
Number of awards granted				0
Contractual term				5 years 4 months 20 days	6 years 3 months
Granted				0
Granted				568,414
Number of unvested awards				536,626	0
Exercise price				$ 26.76	$ 24.59
Weighted average grant date fair value				$ 83.6
Expected dividend yield		0.00%
Share-based compensation expense		$ (17,335,000)	$ (168,000)	$ (678,000)	$ (1,194,000)
Restricted Stock Units (RSUs) [Member]
Schedule of Compensation Cost for Share Based Payment Arrangements Allocation of Share Based Compensation Costs by Plan [Line Items]
Vesting period				4 years
Granted		6,400,000
Vesting rights		The majority of these RSUs (referred to as “Retention RSUs”) will generally vest on the later to occur of: (i) the first anniversary of the consummation of the Tailwind Two Merger and (ii) the trading price of Company’s common stock equaling or exceeding $11.00 or $13.00, as applicable, for any 20 trading days within any consecutive 30-trading day period. The Retention RSUs expire five years from the Tailwind Two Merger if unvested. The derived service period for the Retention RSUs was estimated to be less than one year from the date of the Tailwind Two Merger based on the median weighted-average triggering event period determined using the Monte Carlo simulation model. As the derived service period is less than one year, the share-based compensation expense associated with the Retention RSUs will be recognized over a one-year period beginning from the consummation of the Tailwind Two Merger. In addition, the grant date fair value of the Retention RSUs was determined using the Monte Carlo simulation model using the following significant inputs and assumptions as of the valuation date: (i) the price per share of Terran Orbital Corporation’s common stock, (ii) the risk-free interest rate, (iii) the dividend yield, (iv) the estimated volatility, and (v) a discount for lack of marketability.
Number of units issued due to modification of plan				$ 29,835
Weighted average grant date fair value		$ 8.12		$ 79.99
Incremental share-based compensation cost to be recognized as a result of plan modification		$ 445,000		$ 445,000
Incremental share-based compensation expense		$ 0		$ 0
Expiration period	5 years
Share Based Compensation Arrangement By Share Based Payment Award Equity Instruments Other Than Options Retention Recognized Period		1 year
Share-based compensation expense		$ 17,200,000
Unrecognize share-based compensation expense		0
Restricted Stock Units (RSUs) [Member] | Selling, General and Administrative Expenses [Member]
Schedule of Compensation Cost for Share Based Payment Arrangements Allocation of Share Based Compensation Costs by Plan [Line Items]
Share-based compensation expense		15,100,000
Restricted Stock Units (RSUs) [Member] | Cost of Sales [Member]
Schedule of Compensation Cost for Share Based Payment Arrangements Allocation of Share Based Compensation Costs by Plan [Line Items]
Share-based compensation expense		$ 2,100,000
Restricted Stock Units 2014 Plan [Member]
Schedule of Compensation Cost for Share Based Payment Arrangements Allocation of Share Based Compensation Costs by Plan [Line Items]
Number of shares authorized for issuance				744,130
Restricted Stock Units 2014 Plan [Member] | Share-based Payment Arrangement, Option [Member]
Schedule of Compensation Cost for Share Based Payment Arrangements Allocation of Share Based Compensation Costs by Plan [Line Items]
Number of awards granted				0
Contractual term				10 years
Granted				0
Weighted average grant date fair value of options granted					$ 51.49
Intrinsic value of options exercised				$ 1,900,000	$ 1,800,000
Unrecognized compensation cost related to options				$ 648,000
Weighted average period				2 years 4 months 24 days
Restricted Stock Units 2014 Plan [Member] | Share-based Payment Arrangement, Option [Member] | Maximum [Member]
Schedule of Compensation Cost for Share Based Payment Arrangements Allocation of Share Based Compensation Costs by Plan [Line Items]
Vesting period				4 years
Restricted Stock Units 2014 Plan [Member] | Share-based Payment Arrangement, Option [Member] | Minimum [Member]
Schedule of Compensation Cost for Share Based Payment Arrangements Allocation of Share Based Compensation Costs by Plan [Line Items]
Vesting period				2 years
Restricted Stock Units 2014 Plan [Member] | Restricted Stock Units (RSUs) [Member]
Schedule of Compensation Cost for Share Based Payment Arrangements Allocation of Share Based Compensation Costs by Plan [Line Items]
Unrecognized compensation cost related to options				$ 43,600,000
Weighted average period				1 year 1 month 6 days
Restricted Stock Units 2014 Plan [Member] | Restricted Stock Units (RSUs) [Member] | Maximum [Member]
Schedule of Compensation Cost for Share Based Payment Arrangements Allocation of Share Based Compensation Costs by Plan [Line Items]
Vesting period				4 years
Restricted Stock Units 2014 Plan [Member] | Restricted Stock Units (RSUs) [Member] | Minimum [Member]
Schedule of Compensation Cost for Share Based Payment Arrangements Allocation of Share Based Compensation Costs by Plan [Line Items]
Vesting period				2 years
Restricted Stock Units 2014 Plan [Member] | Restricted Stock [Member]
Schedule of Compensation Cost for Share Based Payment Arrangements Allocation of Share Based Compensation Costs by Plan [Line Items]
Granted				0	0
Number of unvested awards				0
Fair value of awards vested					$ 535,000
Restricted Stock Units 2014 Plan [Member] | Subsequent Event [Member] | Restricted Stock Units (RSUs) [Member]
Schedule of Compensation Cost for Share Based Payment Arrangements Allocation of Share Based Compensation Costs by Plan [Line Items]
Granted		233,000
Vesting rights		The majority of these RSUs will generally vest on the latest occur of: (i) the first anniversary of the consummation of the Tailwind Two Merger, (ii) the trading price of New Terran Orbital’s common stock equaling or exceeding $11.00 or $13.00, as applicable, for any 20 trading days within any consecutive 30-trading day period and (iii) such other performance vesting conditions.
Predecessor Plan [Member]
Schedule of Compensation Cost for Share Based Payment Arrangements Allocation of Share Based Compensation Costs by Plan [Line Items]
Number of awards granted				0
Granted				0
Amended 2014 Plan [Member] | Maximum [Member]
Schedule of Compensation Cost for Share Based Payment Arrangements Allocation of Share Based Compensation Costs by Plan [Line Items]
Number of shares authorized for issuance						25,967,343
Amended 2014 Plan [Member] | Maximum [Member] | Legacy Terran Orbital [Member]
Schedule of Compensation Cost for Share Based Payment Arrangements Allocation of Share Based Compensation Costs by Plan [Line Items]
Number of shares authorized for issuance						941,355
Amended 2014 Plan [Member] | Subsequent Event [Member]
Schedule of Compensation Cost for Share Based Payment Arrangements Allocation of Share Based Compensation Costs by Plan [Line Items]
Number of shares authorized for issuance						941,355
PredaSAR Plan [Member]
Schedule of Compensation Cost for Share Based Payment Arrangements Allocation of Share Based Compensation Costs by Plan [Line Items]
Number of shares authorized for issuance							9,000
Number of awards granted				0
Contractual term					9 years 6 months
Granted				0
Exercise price				$ 0	$ 988.64
PredaSAR Plan [Member] | Share-based Payment Arrangement, Option [Member]
Schedule of Compensation Cost for Share Based Payment Arrangements Allocation of Share Based Compensation Costs by Plan [Line Items]
Number of awards granted				0
Vesting period				5 years
Contractual term				10 years
Granted				0
Weighted average grant date fair value of options granted					$ 577
Exercise price				$ 1,000
2021 Plan [Member]
Schedule of Compensation Cost for Share Based Payment Arrangements Allocation of Share Based Compensation Costs by Plan [Line Items]
Number of shares authorized for issuance		13,729,546
Percentage of aggregate common stock outstanding		3.00%
2021 Plan [Member] | Restricted Stock Units (RSUs) [Member]
Schedule of Compensation Cost for Share Based Payment Arrangements Allocation of Share Based Compensation Costs by Plan [Line Items]
Share Based Compensation Arrangement By Share Based Payment Award Options And Other Than Options Outstanding Number		23,000,000